Intangible Assets - Summary of Aggregate Carrying Amounts of Goodwill Allocated to Each Units (Details) - Operating Segment - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated		$ 1,483,077	$ 1,281,333
Package and Courier
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated		182,120	177,941
Canadian Less-Than-Truckload
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated		140,402	128,449
U.S. Less-Than-Truckload
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated		3,375
Canadian Truckload
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated		109,593	87,604
Specialized Truckload
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	[1]	599,292	546,674
Logistics
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated		$ 448,295	$ 340,665

[1]

* On August 31,2022, TFI International sold CFI’s Truckload, Temp Control and Mexican non-asset logistics businesses, operating primarily in the US-based Conventional TL operating segment. Subsequent to the sale, the remaining businesses operations in TFI International’s US-based Conventional TL operating segment, were transferred to the Specialized TL operating segment.